UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act File number: 811-4786

Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Address of principal executive offices)

Mareile Cusack
200 East Randolph Street
Suite 2900
Chicago, IL 60601
(Name and address of agent for service)

with a copy to:

Arthur Don
Greenberg Traurig, LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438

Registrant's telephone number, including area code: (312) 726-0140

Date of fiscal year end: September 30, 2015
Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Ariel Fund schedule of investments	06/30/15 (UNAUDITED)

Number of shares	Common stocks — 89.50%	Value

	Consumer discretionary & services—26.98%
2,464,296	International Speedway Corp., Class A	$90,365,734
3,972,866	Interpublic Group of Cos., Inc.	76,557,128
1,786,754	Newell Rubbermaid Inc.	73,453,457
366,304	Mohawk Industries, Inc.(a)	69,927,434
2,161,421	TEGNA, Inc.	69,316,771
863,340	Royal Caribbean Cruises Ltd.	67,936,225
1,291,508	Meredith Corp.	67,352,142
1,076,165	Sotheby’s	48,685,705
577,274	Madison Square Garden Co., Class A(a)	48,196,606
1,627,100	Mattel, Inc.	41,800,199
19,883	Graham Holdings Co., Class B	21,375,219
1,080,711	Gannett Co., Inc.	15,119,140
		690,085,760
	Consumer staples—3.21%
758,445	J.M. Smucker Co.	82,223,022

	Energy—0.93%
1,928,817	Contango Oil & Gas Co(a)(b)	23,666,585

	Financial services—25.99%
2,128,603	Lazard Ltd, Class A	119,712,633
4,143,739	KKR & Co. L.P.	94,684,436
461,299	JLL	78,882,129
2,120,553	CBRE Group, Inc., Class A(a)	78,460,461
2,048,788	First American Financial Corp.	76,235,401
561,678	Dun & Bradstreet Corp.	68,524,716
3,192,354	Western Union Co.	64,900,557
3,351,416	Janus Capital Group Inc.	57,376,242
285,663	Fair Isaac Corp.	25,932,487
		664,709,062
	Health care—7.81%
576,800	Laboratory Corp. of America Holdings(a)	69,919,696
460,583	Bio-Rad Laboratories, Inc.(a)	69,368,406
860,926	Charles River Laboratories Intl, Inc.(a)	60,557,535
		199,845,637
	Materials & processing—4.25%
1,785,997	Simpson Manufacturing Co., Inc.	60,723,898
1,630,917	U.S. Silica Holdings, Inc.	47,883,723
		108,607,621
	Producer durables—17.49%
2,551,541	Kennametal Inc.	87,058,579
1,443,960	Bristow Group Inc.	76,963,068
3,081,562	Brady Corp., Class A	76,237,844
856,616	MTS Systems Corp.(b)	59,063,673
335,613	Snap-on Inc.	53,446,370
4,856,901	Blount Intl, Inc.(a)(b)	53,037,359
362,266	Littelfuse, Inc.	34,375,421
89,576	IDEX Corp.	7,038,882
		447,221,196
	Technology—2.84%
1,112,903	Anixter Intl Inc.(a)	72,505,630

	Total common stocks (Cost $1,433,770,116)	2,288,864,513

Principal amount	Repurchase agreement — 4.87%	Value
$124,446,462	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $124,446,462, (collaterized by Federal Home Loan Bank, value $11,444,400, 3.18%, due 12/06/2032; Federal Home Loan Bank, value $39,062,940, 5.50%, due 07/15/2036; Federal National Mortgage Assoc., value $76,432,500, 3.40%, due 03/14/2033) (Cost $124,446,462)	$124,446,462
	Total Investments—94.37% (Cost $1,558,216,578)	2,413,310,975
	Cash, Other Assets less Liabilities—5.63%	144,107,124
	Net Assets—100.00%	$2,557,418,099

(a) Non-income producing.
(b) Affiliated company (See Note Three).
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Appreciation Fund schedule of investments	06/30/15 (UNAUDITED)

Number of shares	Common stocks — 94.91%	Value

	Consumer discretionary & services—22.84%
3,422,230	Interpublic Group of Cos., Inc.	$65,946,372
912,400	Omnicom Group Inc.	63,402,676
1,004,100	CBS Corp., Class B	55,727,550
747,900	Viacom, Inc., Class B	48,344,256
1,084,261	International Speedway Corp., Class A	39,759,851
925,000	Newell Rubbermaid Inc.	38,026,750
501,100	Nordstrom, Inc.	37,331,950
778,300	TEGNA, Inc.	24,960,081
241,400	Tiffany & Co.	22,160,520
262,100	Madison Square Garden Co., Class A(a)	21,882,729
820,100	Mattel, Inc.	21,068,369
414,895	Sotheby’s	18,769,850
531,705	Coach, Inc.	18,402,310
		475,783,264
	Consumer staples—3.45%
662,275	J. M. Smucker Co.	71,797,233

	Energy—2.52%
938,700	National Oilwell Varco	45,320,436
586,482	Contango Oil & Gas Co.(a)	7,196,134
		52,516,570
	Financial services—31.86%
2,391,800	First American Financial Corp.	88,998,878
1,367,500	AFLAC Inc.	85,058,500
3,904,500	Western Union Co.	79,378,485
1,025,500	Northern Trust Corp.	78,409,730
1,352,220	Lazard Ltd, Class A	76,048,853
1,248,300	Franklin Resources, Inc.	61,204,149
353,400	JLL	60,431,400
1,577,268	KKR & Co. L.P.	36,040,574
741,200	Blackstone Group L.P.	30,292,844
721,150	CBRE Group, Inc., Class A(a)	26,682,550
311,500	T. Rowe Price Group, Inc.	24,212,895
1,002,942	Janus Capital Group Inc.	17,170,367
		663,929,225
	Health care—13.28%
679,200	Zimmer Biomet Holdings, Inc.	74,189,016
493,500	Laboratory Corp. of America Holdings(a)	59,822,070
817,300	St. Jude Medical, Inc.	59,720,111
389,754	Thermo Fisher Scientific Inc.	50,574,479
214,725	Bio-Rad Laboratories, Inc.(a)	32,339,732
		276,645,408
	Producer durables—18.84%
930,399	Stanley Black & Decker, Inc.	97,915,191
2,590,400	Kennametal Inc.	88,384,448
1,495,918	Bristow Group Inc.	79,732,429
610,950	Illinois Tool Works Inc.	56,079,100
315,500	Snap-on Inc.	50,243,375
160,500	Towers Watson, Class A	20,190,900
		392,545,443
	Technology—2.12%
678,400	Anixter Intl Inc.(a)	44,197,760

	Total common stocks (Cost $1,202,599,374)	1,977,414,903

Principal amount	Repurchase agreement — 4.87%	Value
$101,534,271	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $101,534,271, (collaterized by Federal National Mortgage Assoc., value $103,567,375, 2.64%, due 09/13/2023) (Cost $101,534,271)	$101,534,271
	Total Investments—99.78% (Cost $1,304,133,645)	2,078,949,174
	Other Assets less Liabilities—0.22%	4,625,945
	Net Assets—100.00%	$2,083,575,119

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Focus Fund schedule of investments	06/30/15 (UNAUDITED)

Number of shares	Common stocks —99.66%	Value

	Consumer discretionary & services—11.50%
61,000	Newell Rubbermaid Inc.	$2,507,710
32,200	Bed Bath & Beyond Inc.(a)	2,221,156
141,800	Pier 1 Imports, Inc.	1,790,934
38,500	Apollo Education Group, Inc., Class A(a)	495,880
		7,015,680
	Consumer staples—4.74%
27,600	CVS Health Corp.	2,894,688

	Energy—11.97%
56,100	National Oilwell Varco	2,708,508
28,200	Exxon Mobil Corp.	2,346,240
20,400	Apache Corp.	1,175,652
96,000	Chesapeake Energy Corp.	1,072,320
		7,302,720
	Financial services—18.20%
160,000	Western Union Co.	3,252,800
11,300	Goldman Sachs Group, Inc.	2,359,327
53,050	Morgan Stanley	2,057,810
27,100	JPMorgan Chase & Co.	1,836,296
38,200	Bank of New York Mellon Corp.	1,603,254
		11,109,487
	Health care—18.49%
18,800	Laboratory Corp. of America Holdings (a)	2,278,936
21,900	Johnson & Johnson	2,134,374
18,500	Zimmer Biomet Holdings, Inc.	2,020,755
72,300	Hanger, Inc. (a)	1,694,712
21,200	Baxter International Inc.	1,482,516
12,600	St. Jude Medical, Inc.	920,682
5,000	Bio-Rad Laboratories, Inc. (a)	753,050
		11,285,025
	Materials & processing—6.81%
53,800	Mosiac Co.	2,520,530
153,682	Barrick Gold Corp.	1,638,250
		4,158,780
	Producer durables—13.83%
33,400	Stanley Black & Decker, Inc.	3,515,016
15,400	Lockheed Martin Corp.	2,862,860
60,400	Kennametal Inc.	2,060,848
		8,438,724
	Technology—14.12%
74,400	Oracle Corp.	2,998,320
18,100	International Business Machines Corp.	2,944,146
35,200	Microsoft Corp.	1,554,080
17,200	Anixter Intl Inc.(a)	1,120,580
		8,617,126
	Total common stocks (Cost $51,151,147)	60,822,230

Principal amount	Repurchase agreement — 0.20%	Value
$121,359	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $121,359, (collaterized by Federal Home Loan Bank, value $126,225, 3.18%, due 12/06/2032) (Cost $121,359)	$121,359
	Total Investments—99.86% (Cost $51,272,506)	60,943,589
	Other Assets less Liabilities—0.14%	87,197
	Net Assets — 100.00%	$61,030,786

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel Discovery Fund schedule of investments	06/30/15 (UNAUDITED)

Number of shares	Common stocks — 96.40%	Value

	Consumer discretionary & services—16.92%
243,239	Century Casinos, Inc.(a)	$1,532,406
177,955	Rosetta Stone Inc.(a)	1,420,081
81,463	XO Group Inc.(a)	1,331,920
30,700	International Speedway Corp., Class A	1,125,769
39,900	Superior Industries Intl, Inc.	730,569
294,775	LeapFrog Enterprises, Inc.(a)	412,685
		6,553,430
	Energy—5.54%
75,254	Contango Oil & Gas Co.(a)	923,367
76,600	Gulf Island Fabrication, Inc.	855,622
87,700	Mitcham Industries, Inc.(a)	367,463
		2,146,452
	Financial services—17.49%
377,918	Cowen Group, Inc., Class A(a)	2,418,675
34,300	Capital Southwest Corp.	1,712,599
33,500	First American Financial Corp.	1,246,535
57,365	AV Homes, Inc.(a)	824,335
16,700	MB Financial, Inc.	575,148
		6,777,292
	Health care—2.46%
95,000	Kindred Biosciences, Inc.(a)	647,900
437,800	Vical Inc.(a)	306,460
		954,360
	Materials & processing—10.07%
1,336,494	Rentech, Inc.(a)	1,430,049
82,131	Landec Corp.(a)	1,185,150
268,391	Orion Energy Systems, Inc.(a)	673,661
17,973	Simpson Manufacturing Co., Inc.	611,082
		3,899,942
	Producer durables—12.35%
159,700	Furmanite Corp.(a)	1,296,764
224,425	Spartan Motors Inc.	1,027,867
20,539	Team, Inc.(a)	826,695
150,730	Erickson Inc.(a)	654,168
17,500	Brink’s Co.	515,025
42,900	Electro Rent Corp.	465,894
		4,786,413
	Technology—20.00%
326,000	RealNetworks, Inc.(a)	1,763,660
323,769	Imation Corp.(a)	1,314,502
174,780	PCTEL, Inc.	1,254,920
143,000	Seachange Intl, Inc.(a)	1,002,430
82,900	Brooks Automation, Inc.	949,205
96,115	Telenav Inc.(a)	773,726
284,900	Rubicon Technology, Inc.(a)	692,307
		7,750,750
	Utilities—11.57%
332,186	ORBCOMM, Inc.(a)	2,242,256
1,634,412	Pendrell Corp.(a)	2,239,144
		4,481,400
	Total common stocks (Cost $41,715,697)	37,350,039

Principal amount	Repurchase agreement — 4.10%	Value
$1,589,730	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $1,589,730, (collaterized by Federal Home Loan Bank, value $1,622,225, 3.18%, due 12/06/2032) (Cost $1,589,730)	$1,589,730
	Total Investments—100.50% (Cost $43,305,427)	38,939,769
	Liabilities less Other Assets—(0.50)%	(193,313)
	Net Assets — 100.00%	$38,746,456

(a) Non-income producing.
A category may contain multiple industries as defined by the Global Industry Classification Standards.
See Notes to Schedules of Investments.

Ariel International Fund schedule of investments	06/30/15 (UNAUDITED)

Number of shares	Common stocks — 92.72%	Value

	Austria—0.44%
2,324	Vienna Insurance Group	$79,735

	Canada—2.83%
9,280	Rogers Communications Inc.	329,147
5,570	IGM Financial Inc.	177,402
		506,549
	Chile—0.51%
4,510	Banco Santander-Chile ADR	91,328

	China—7.12%
10,626	China Mobile Ltd. ADR	681,020
1,749	Baidu, Inc. ADR(a)	348,191
16,500	China Mobile Ltd.	211,583
26,000	Lenovo Group Ltd	36,024
		1,276,818
	Denmark—0.10%
363	Vestas Wind Systems AS	18,118

	Finland—4.04%
88,993	Nokia Corp. ADR	609,602
16,892	Nokia Corp.	114,687
		724,289
	France—4.06%
4,347	BNP Paribas SA	262,424
1,851	Michelin (CGDE)	193,957
2,130	Technip SA	131,839
445	L’Air Liquide SA	56,283
1,726	Eutelsat Communications	55,706
266	Euler Hermes Group	26,814
		727,023
	Germany—14.00%
10,875	Deutsche Boerse AG	900,206
15,118	Dialog Semiconductor plc(a)	817,265
96,502	Telefonica Deutschland GmbH & Co.	556,216
2,629	SAP SE	183,477
1,204	Deutsche Post AG	35,174
215	Beiersdorf AG	18,010
		2,510,348
	Hong Kong—0.70%
25,585	Yue Yuen Industrial Holdings Ltd.	85,321
50,321	Li & Fung Ltd	39,924
		125,245
	Ireland—1.91%
4,802	Ryanair Holdings plc ADR(a)	342,623

	Israel—0.61%
25,980	Bank Leumi Le-Israel BM(a)	109,869
	Italy—1.78%
37,214	Mediaset SpA	178,896
17,022	Snam SpA	80,994
1,296	DiaSorin SpA	59,166
		319,056
	Japan—16.58%
3,000	Nintendo Co., Ltd.	501,777
4,400	Shimamura Co., Ltd.	462,344
58,800	Anritsu Corp.	396,853
5,800	Toyota Motor Corp.	388,752
10,700	Canon Inc.	348,186
2,800	Daito Trust Construction Co., Ltd.	290,101
20,300	Nikon Corp.	234,872
5,300	Japan Tobacco Inc.	188,836
2,155	Canon Inc. ADR	69,844
700	Tokyo Electron Ltd.	44,310
800	OBIC Co., Ltd.	35,691
1,000	Shizouka Bank Ltd.	10,451
		2,972,017

	Luxembourg—0.35%
435	RTL Group(b)	39,311
268	RTL Group(c)	24,312
		63,623
	Macau—0.12%
12,800	Wynn Macau Ltd.	21,269

	Netherlands—4.10%
35,429	Ahold N.V.	663,566
795	Gemalto N.V.	70,798
		734,364
	Singapore—0.54%
5,600	United Overseas Bank Ltd.	95,922

	Spain—0.97%
2,101	Tecnicas Reunidas SA	107,980
13,580	Banco Popular Español SA	65,797
		173,777
	Sweden—0.44%
2,044	H&M Hennes & Mauritz AB, Class B	78,704

	Switzerland—9.61%
3,095	Roche Holding AG	867,308
975	Swisscom AG	546,446
5,213	UBS AG	110,566
58	SGS SA(a)	105,832
59	Banque Cantonale Vaudoise	36,569
98	Zurich Insurance Group Ltd	29,831
371	Nestle SA	26,785
		1,723,337
	United Kingdom—17.68%
19,583	GlaxoSmithKline plc ADR	815,632
6,390	Reckitt Benckiser Group plc	551,011
45,039	HSBC Holdings plc	403,446
4,917	Royal Dutch Shell plc ADR	280,318
1,700	British American Tobacco plc ADR	184,025
7,488	GlaxoSmithKline plc	155,599
21,851	British Telecom Group plc	154,569
2,913	HSBC Holdings plc ADR	130,532
14,278	Countrywide plc	127,427
6,865	IMI plc	121,350
4,116	Diageo plc	119,062
950	BT Group plc ADR	67,345
4,037	IG Group Holdings plc	47,352
452	Royal Dutch Shell plc, Class A	12,688
		3,170,356
	United States—4.23%
4,569	Philip Morris Intl, Inc.	366,297
1,403	Core Laboratories N.V.	159,998
988	Harman Intl Industries, Inc.	117,513
3,179	Markit Ltd.(a)	81,287
3,276	Ruckus Wireless, Inc.(a)	33,874
		758,969

	Total common stocks (Cost $15,271,311)	16,623,339

Number of shares	Investment companies—0.64%	Value
	Exchange Traded Funds—0.64%
2,896	Vanguard MSCI EAFE ETF	$114,826
	Total investment companies (Cost $88,905)	114,826

Principal amount	Repurchase agreement — 4.32%	Value
$774,591	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $774,591, (collaterized by Federal Home Loan Bank, value $794,750, 3.18%, due 12/06/2032) (Cost $774,591)	$774,591
	Total Investments—97.68% (Cost $16,134,807)	17,512,756
	Cash, Other Assets less Liabilities—2.32%	415,311
	Net Assets—100.00%	$17,928,067

(a)	Non-income producing.
(b)	This security was purchased through more than one stock exchange and this line represents shares purchased through Xetra.
(c)	This security was purchased through more than one stock exchange and this line represents shares purchased through Euronext Brussels.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Ariel Global Fund schedule of investments

Number of shares	Common stocks — 92.92%	Value

	Brazil—0.81%
28,343	Itau Unibanco Holding SA ADR	$310,356
22,338	Souza Cruz SA	175,523
		485,879
	Canada—1.83%
22,781	Rogers Communications Inc.	808,005
9,183	IGM Financial Inc.	292,474
		1,100,479
	Chile—1.20%
35,471	Banco Santander-Chile ADR	718,288

	China—8.45%
160,000	China Mobile Ltd.	2,051,719
9,260	Baidu, Inc. ADR(a)	1,843,481
17,000	China Mobile Ltd. ADR	1,089,530
64,000	Lenovo Group Ltd	88,674
		5,073,404
	Finland—2.15%
153,701	Nokia Corp. ADR	1,052,852
34,994	Nokia Corp.	237,589
		1,290,441
	France—2.12%
4,849	Michelin (CGDE)	508,101
7,553	BNP Paribas SA	455,968
4,949	Technip SA	306,325
		1,270,394
	Germany—5.82%
22,764	Deutsche Boerse AG	1,884,349
152,833	Telefonica Deutschland GmbH & Co.	880,895
13,476	Dialog Semiconductor plc(a)	728,500
		3,493,744
	Hong Kong—0.25%
37,500	Yue Yuen Industrial Holdings Ltd.	125,056
30,000	Li & Fung Ltd	23,802
		148,858
	Israel—0.18%
25,721	Bank Leumi Le-Israel BM(a)	108,774
	Italy—0.29%
35,638	Mediaset SpA	171,320
	Japan—7.25%
5,050	Nintendo Co., Ltd.	844,658
6,700	Shimamura Co., Ltd.	704,024
5,400	Daito Trust Construction Co., Ltd.	559,480
15,100	Japan Tobacco Inc.	538,003
8,000	Toyota Motor Corp.	536,209
44,400	Nikon Corp.	513,710
12,900	Canon Inc.	419,776
1,155	Toyota Motor Corp. ADR	154,481
12,900	Anritsu Corp.	87,065
		4,357,406

	Macau—0.05%
19,600	Wynn Macau Ltd	32,567

	Mexico—0.23%
15,029	Santander Mexico Financial Group ADR	137,515

	Netherlands—1.35%
43,282	Ahold N.V.	810,649

	Peru—0.20%
861	Credicorp Ltd.	119,610

	Singapore—0.33%
11,500	United Overseas Bank Ltd.	196,982

	Spain—0.46%
5,440	Tecnicas Reunidas SA	279,586

	Switzerland—7.06%
10,594	Roche Holding AG	2,968,745
2,107	Swisscom AG	1,180,885
49	SGS SA	89,410
		4,239,040
	Turkey—0.47%
14,755	Turkcell Iletisim Hizmetleri AS ADR	169,535
6,347	BIM Birlesik Magazalar AS	113,673
		283,208
	United Kingdom—7.37%
44,275	GlaxoSmithKline plc ADR	1,844,054
54,953	GlaxoSmithKline plc	1,141,911
68,951	HSBC Holdings plc	617,642
5,236	Reckitt Benckiser Group plc	451,501
27,462	British Telecom Group plc	194,260
2,549	HSBC Holdings plc ADR	114,221
2,222	Diageo plc	64,275
		4,427,864
	United States—45.05%
33,282	Gilead Sciences, Inc.(a)	3,896,657
73,101	Microsoft Corp.	3,227,409
19,692	Harman Intl Industries, Inc.	2,342,166
23,434	Johnson & Johnson	2,283,878
45,657	Southern Co.	1,913,028
36,742	Verizon Communications Inc.	1,712,545
18,971	Quest Diagnostics Inc.	1,375,777
61,910	Tumi Holdings Inc.(a)	1,270,393
12,800	Philip Morris Intl, Inc.	1,026,176
63,521	QLogic Corp.(a)	901,363
20,607	U.S. Bancorp	894,344
93,009	Acacia Research Corp.	815,689
66,019	Ruckus Wireless, Inc.(a)	682,636
5,584	Core Laboratories N.V.	636,799
7,304	Schlumberger Ltd.	629,532
7,318	Wal-Mart Stores, Inc.	519,066
2,926	Berkshire Hathaway Inc., Class B(a)	398,258
12,804	EMC Corp.	337,898
3,325	The PNC Financial Service Group, Inc.	318,036
7,914	Coach, Inc.	273,903
2,178	Praxair, Inc.	260,380
2,482	Ansys, Inc.(a)	226,458
4,056	Wisconsin Energy Corp.	182,398
2,840	Altera Corp.	145,408
1,418	Accenture plc, Class A	137,234
1,456	Rockwell Collins, Inc.	134,462
1,009	CME Group Inc.	93,898
977	JPMorgan Chase & Co.	66,201
799	American Express Co.	62,098
791	Occidental Petroleum Corp.	61,516
458	M&T Bank Corp.	57,218
1,225	Expeditors Intl of Washington	56,479
238	W.W. Grainger Inc.	56,323
1,334	Fastenal Co.	56,268
		27,051,894

	Total common stocks (Cost $49,819,594)	55,797,902

Number of shares	Investment companies—0.47%	Value
	Exchange Traded Funds—0.47%
4,599	Vanguard Total World Stock Index Fund (ETF)	$282,930
	Total investment companies (Cost $283,758)	282,930

Principal amount	Repurchase agreement — 4.54%	Value
$2,726,969	Fixed Income Clearing Corporation, 0.00%, dated 06/30/2015, due 07/01/2015, repurchase price $2,726,969, (collaterized by Federal Home Loan Bank, value $2,781,625, 3.18%, due 12/06/2032) (Cost $2,726,969)	$2,726,969
	Total Investments—97.93% (Cost $52,830,321)	58,807,801
	Cash, Other Assets less Liabilities—2.07%	1,242,344
	Net Assets—100.00%	$60,050,145

(a) Non-income producing.
ADR American Depositary Receipt
See Notes to Schedules of Investments.

Notes to Schedule of Investments	06/30/15 (UNAUDITED)

NOTE ONE | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund (the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.

NOTE TWO | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant policies related to investments of the Funds held at June 30, 2015.

Securities valuation—Securities for which market quotations are readily available are valued at the last sale price on the national securities exchange on which such securities are primarily traded and, in the case of securities reported on the Nasdaq system, are valued based on the Nasdaq Official Closing Price. If a closing price is not reported, a security shall be valued using i) the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or ii) securities for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. In the event the Funds become aware of a significant event that may materially affect the value of a security, a fair value of such security will be determined in accordance with procedures established by the Board of Trustees.

Debt securities having a maturity over 60 days are valued at the yield equivalent as obtained from a pricing source or one or more market makers for such securities. Short-term debt obligations having a maturity of 60 days or less are valued at amortized cost, so long as it approximates fair value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

Fair value measurements—Accounting Standards CodificationTM (ASC) 820-10 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Level 1	$2,288,864,513	$1,977,414,903	$60,822,230	$37,350,039
Level 2*	124,446,462	101,534,271	121,359	1,589,730
Level 3	-	-	-	-
Fair Value at 06/30/15	$2,413,310,975	$2,078,949,174	$60,943,589	$38,939,769

* As of June 30, 2015, Level 2 investments held are repurchase agreements.  See Schedule of Investments.

Notes to Schedule of Investments	06/30/15 (UNAUDITED)

Ariel International Fund	Level 1	Level 2	Level 3	Total
Common stocks
Consumer discretionary	$2,002,168	$—	$—	$2,002,168
Consumer staples	2,117,592	—	—	2,117,592
Energy	692,823	—	—	692,823
Financials	2,995,771	—	—	2,995,771
Health care	1,897,706	—	—	1,897,706
Industrials	623,097	—	—	623,097
Information technology	3,610,578	—	—	3,610,578
Materials	56,283	—	—	56,283
Telecommunication services	2,546,327	—	—	2,546,327
Utilities	80,994	—	—	80,994
Total common stocks	$16,623,339	$—	$—	$16,623,339
Exchange traded funds	114,826	—	—	114,826
Repurchase agreement	—	774,591	—	774,591
Total investments	$16,738,165	$774,591	$—	$17,512,756
Other financial instruments
Forward foreign currency contracts	$—	$(19,675)	$—	$(19,675)

Ariel Global Fund	Level 1	Level 2	Level 3	Total
Common stocks
Consumer discretionary	$6,655,734	$—	$—	$6,655,734
Consumer staples	3,698,867	—	—	3,698,867
Energy	1,913,759	—	—	1,913,759
Financials	7,405,712	—	—	7,405,712
Health care	13,511,021	—	—	13,511,021
Industrials	1,208,630	—	—	1,208,630
Information technology	10,961,000	—	—	10,961,000
Materials	260,380	—	—	260,380
Telecommunication services	8,087,372	—	—	8,087,372
Utilities	2,095,427	—	—	2,095,427
Total common stocks	$55,797,902	$—	$—	$55,797,902
Exchange traded funds	282,930	—	—	282,930
Repurchase agreement	—	2,726,969	—	2,726,969
Total investments	$56,080,832	$2,726,969	$—	$58,807,801
Other financial instruments
Forward foreign currency contracts	$—	$(3,368)	$—	$(3,368)

There were no transfers between levels for the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel Discovery Fund, Ariel International Fund and Ariel Global Fund. Transfers between levels are recognized at the end of the reporting period.

^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from active markets such as exchange rates. As such, forward currency contracts were categorized as Level 2. The forward currency contracts are reflected at the unrealized appreciation (depreciation) on the contract. See Note Five, Forward Currency Contracts.

Foreign currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party. Realized gains (losses) and unrealized appreciation (depreciation) on securities include the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Forward currency contracts—Ariel International Fund and Ariel Global Fund enter into forward currency contracts to provide the appropriate currency exposure related to protecting the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties. Forward currency contracts are subject to the translations of foreign exchange rate fluctuations. Contracts are “marked-to-market” daily and any resulting unrealized gains (losses) are recorded as unrealized appreciation (depreciation) on foreign currency translations. The Funds record realized gains (losses) at the time the forward currency contract is settled or closed on the Statement of Operations as realized gain (loss) on foreign currency transactions.

Repurchase agreements—The Funds may enter into repurchase agreements with recognized financial institutions and in all instances hold underlying securities as collateral with a value at least equal to the total repurchase price such financial institutions have agreed to pay.

Securities transactions—Securities transactions are accounted for on a trade date basis.

NOTE THREE | TRANSACTIONS WITH AFFILIATED COMPANIES
If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined in the 1940 Act. Ariel Fund had the following transactions during the nine months ended June 30, 2015, with affiliated companies:

Notes to Schedule of Investments	06/30/15 (UNAUDITED)

	Share Activity				Nine Months Ended June 30, 2015
Security Name	Balance September 30, 2014	Purchases	Sales	Balance June 30, 2015	Market value	Dividends credited to income	Amount of gain (loss) realized on sale of shares
Contango Oil & Gas Co.	1,833,617	95,200	-	1,928,817	$23,666,585	$-	$-
Blount International Inc.	-	4,856,901	-	4,856,901	53,037,359	-	-
MTS Systems Corp.	643,079	213,537	-	856,616	59,063,673	699,079	-
					$135,767,617	$699,079	$-

NOTE FOUR | FEDERAL INCOME TAXES
At June 30, 2015, the cost of investment securities for tax purposes was as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel Discovery Fund
Cost of investments	$1,558,216,578	$1,304,133,645	$51,272,506	$43,305,427

Gross unrealized appreciation	984,169,622	864,591,397	14,575,238	5,766,721
Gross unrealized depreciation	(129,075,225)	(89,775,868)	(4,904,155)	(10,132,379)
Net unrealized appreciation (depreciation)	$855,094,397	$774,815,529	$9,671,083	$(4,365,658)

	Ariel International Fund	Ariel Global Fund
Cost of investments	$16,134,807	$52,830,321

Gross unrealized appreciation	1,986,981	8,414,234
Gross unrealized depreciation	(609,032)	(2,436,754)
Net unrealized appreciation	$1,377,949	$5,977,480
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

NOTE FIVE | FORWARD CURRENCY CONTRACTS
At June 30, 2015, the open forward currency contracts (State Street Bank and Trust as counterparty) are:

Contract settlement date	Currency to be received	Amount to be received	Currency to be delivered	Amount to be delivered	Unrealized appreciation (depreciation)

Ariel International Fund
08/18/2015	SGD	47,731	USD	36,125	$(711)
08/18/2015	SEK	740,988	USD	90,314	(844)
08/18/2015	NOK	615,080	USD	83,876	(5,511)
08/18/2015	AUD	654,669	USD	524,166	(20,346)
08/18/2015	AUD	184,427	CHF	135,000	(2,720)
08/18/2015	GBP	152,703	EUR	210,299	5,256
08/18/2015	JPY	37,564,721	EUR	275,403	(122)
08/18/2015	SGD	150,525	EUR	99,549	629
08/18/2015	DKK	711,079	EUR	95,380	-
08/18/2015	DKK	631,061	EUR	84,647	-
08/18/2015	SEK	1,567,462	EUR	167,022	2,940
08/18/2015	AUD	50,424	CAD	48,360	110
08/18/2015	AUD	102,247	CAD	98,000	273
08/18/2015	AUD	93,956	CAD	90,000	294
09/17/2015	AUD	56,415	CAD	53,778	333
09/17/2015	AUD	52,758	CAD	50,292	311
09/17/2015	AUD	180,834	CAD	172,382	1,068
09/17/2015	EUR	156,164	USD	176,402	(2,115)
09/17/2015	JPY	21,748,320	USD	176,402	1,480
					$(19,675)

Notes to Schedule of Investments	06/30/15 (UNAUDITED)

Ariel Global Fund
08/18/2015	AUD	373,987	GBP	190,026	$(10,667)
08/18/2015	CAD	536,648	CHF	407,753	(7,510)
08/18/2015	SEK	2,391,893	GBP	185,007	(1,789)
08/18/2015	AUD	919,338	EUR	643,508	(10,364)
08/18/2015	CAD	565,164	EUR	410,487	(5,708)
08/18/2015	SEK	1,764,226	EUR	187,988	3,309
08/18/2015	DKK	2,020,177	EUR	270,975	-
08/18/2015	USD	563,273	JPY	67,185,767	14,004
08/18/2015	USD	414,311	CHF	378,800	8,428
08/18/2015	USD	282,415	EUR	246,950	6,929
					$(3,368)

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:    /s/ Mellody Hobson
        Mellody Hobson
                        President and Principal Executive Officer

Date:  August 11, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Mellody Hobson
                        Mellody Hobson
        President and Principal Executive Officer

Date:  August 11, 2015

By:    /s/ Jeffrey Rapaport
         Jeffrey Rapaport
         Treasurer and Chief Financial Officer

Date: August 11, 2015